Income Taxes - Components Of Income Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (109,491)	$ (79,262)	$ (68,534)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	19	291	380
Loss before income taxes	$ (109,472)	$ (78,971)	$ (68,154)